Income Taxes - Schedule of Deferred Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operation loss carryforwards	$ 1,497,497	$ 1,321,885
Total deferred income tax asset	1,497,497	1,321,885
Less: valuation allowance	(1,497,497)	(1,321,885)
Total deferred income tax asset